Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Canadian statutory tax rates	27.00%	26.00%
Income tax expense computed at Canadian statutory rates	$ (4,782)	$ 2,050
Foreign tax rates different from statutory rate	(5,018)	(3,412)
Change in tax rates	291	0
Withholding taxes, net of tax credits	665	678
Stock-based compensation	541	743
Foreign exchange	3,738	(2,381)
Inflationary adjustment	3,710	2,539
Other items	1,259	956
Adjustments recognized in the current year in relation to prior years	(319)	(61)
Current year losses not recognized	4,212	2,612
Special mining duty Mexican tax	535	1,430
Recognition of previously unrecognized losses	(10,104)	(6,951)
Total income tax expense (recovery)	$ (5,272)	$ (1,797)